Other Income - Narrative (Details) € in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2025 EUR (€)	Sep. 30, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Jan. 31, 2024 EUR (€)
Other Income [Line Items]
Grant income	€ 413	€ 504
Rett Syndrome Research Trust
Other Income [Line Items]
Grant income	413	€ 504
Maximum grant receivable for the initial phase of the project				€ 1,015
Maximum grant receivable for additional phase of the project | $			$ 8,150
Receipts	€ 0